CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows provided by Operating Activities of Continuing Operations:
Net income	$ 21,542,163	$ 15,304,934	$ 38,642,488
Less: Net income from discontinued operations, net of taxes	0	0	(17,339,332)
Net income from continuing operations, net of taxes	21,542,163	15,304,934	21,303,156
Adjustments to reconcile net income from Continuing operations to net cash provided by Operating Activities:
Depreciation and amortization	14,760,087	15,037,006	22,076,831
Amortization and write-off of deferred finance charges	213,502	810,000	888,523
Amortization of fair value of acquired time charters	119,733	622,541	2,242,333
Straight line amortization of hire	99,244	(52,084)	0
Net (gain) / loss on sale of vessels	2,005,320	(19,298,394)	(6,383,858)
Loss on vessels held for sale	5,554,777	3,629,521	0
Provision / (recovery) of provision for doubtful accounts	(1,640,626)	4,823	0
Share-based compensation	242,571	9,494	0
Non cash compensation (transfer of shares)	272,780	0	0
Adjustments for non-cash finance costs	252,681	0	0
Net gain on disposition of assets	(244,024)	0	0
Unrealized losses from equity method investments	215,153	0	0
Unrealized (gains) / losses from equity method investments measured at fair value	10,755,335	(2,687,236)	0
Dividend income from equity method investments measured at fair value (related party)	(17,967,315)	0	0
Unrealized foreign exchange losses from equity method investments	684,929	0	0
Unrealized (gains) / losses on equity securities	(24,724,671)	14,664,266	(5,134,013)
Realized (gain) / loss on sale of equity securities	7,827,960	269,119	(2,636)
Unrealized (gain) / loss on debt securities	(4,069)	0	0
Amortization of bonds' premium discount	(4,424)	0	0
Non-cash effects from translation to reporting currency	48,443	(121,572)	0
Gain from a claim	0	(1,418,096)	0
Deferred income taxes	(1,009,194)	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(2,982,439)	3,500,308	(208,487)
Inventories	868,044	(259,885)	539,742
Due from/to related parties	(6,305,244)	5,826,732	(4,518,056)
Prepaid expenses and other assets	509,950	1,014,149	(86,333)
Other deferred charges	0	0	51,138
Accounts payable	1,081,688	(1,786,123)	(3,260,521)
Accrued liabilities	(7,861,871)	4,390,018	(1,894,102)
Income tax receivable / payable	(5,725,870)	129,173	0
Derivative assets and liabilities, net	(1,357,938)	61,026	0
Deferred revenue	201,597	(970,440)	(1,034,987)
Dry-dock costs paid	(5,349,236)	(1,199,999)	(2,395,365)
Dividends received from equity investments	0	222,490	0
Dividends received from equity method investments measured at fair value (related party)	17,967,315	4,209,527	0
Net Cash provided by Operating Activities from Continuing Operations	10,046,351	41,911,298	22,183,365
Cash flow provided by / (used in) Investing Activities of Continuing Operations:
Vessel acquisitions (including time charters attached) and other vessel improvements	(699,164)	(72,171,465)	(623,283)
Purchase of equity securities	(15,694,496)	(59,903,362)	(72,211,450)
Acquisition of a subsidiary, net of cash acquired	0	(162,960,366)	0
Proceeds from sale of equity securities	74,463,553	52,940,067	258,999
Payments for acquisition of equity method investments	(26,180,269)	0	0
Return of invested capital from equity method investments	4,941,515	0	0
Payments received from disposition of equity method investments	127,634	0	0
Purchase of debt securities	(1,796,431)	0	0
Proceeds from sale of debt securities	500,000	0	0
Payments received on mezzanine loan	409,080	0	0
Payments for acquisition of equity investments	(755,128)	0	0
Net proceeds from sale of vessels	61,936,124	107,867,155	63,607,430
Proceeds from a claim	0	1,418,096	0
Proceeds from disposition of equity investments	0	248,715	0
Net proceeds from dispositions of long term assets	3,963	0	0
Acquisitions of property, plant and equipment, net	(190,096)	0	0
Proceeds from disposition of subsidiaries, net of cash disposed of	0	(914,718)	0
Net cash provided by / (used in) Investing Activities from Continuing Operations	97,066,285	(133,475,878)	(8,968,304)
Cash flows provided by / (used in) Financing Activities of Continuing Operations:
Gross proceeds from issuance of common shares and warrants	0	0	881,827
Repurchase of warrants	0	(1,058,481)	(941,626)
Common share issuance expenses	0	0	(260,936)
Redemption of Series E Preferred Shares	(60,000,000)	0	0
Proceeds from long-term debt (including related party)	51,577,002	100,000,000	0
Repayment of long-term debt (including related party)	(102,181,653)	(86,866,269)	(53,864,500)
Proceeds from long term financial liability	14,640,000	0	0
Payment of deferred financing costs	(1,568,902)	0	(25,178)
Repayment of long-term financial liability	(658,080)	0	0
Cash dividends paid to noncontrolling interests	(2,848,198)	0	0
Proceeds from sale of subsidiary shares to noncontrolling interests	27,127	0	0
Transactions with non-controlling interest	(353,243)	0	0
Proceeds received from Toro Corp. related to Spin-Off	0	0	2,694,647
Net cash provided by / (used in) Financing Activities from continuing operations	(46,316,381)	59,565,250	(2,141,740)
Cash flows of discontinued operations:
Net cash provided by Operating Activities from discontinued operations	0	0	20,409,041
Net cash provided by / (used in) Investing Activities from discontinued operations	0	0	(153,861)
Net cash used in Financing Activities from discontinued operations	0	0	(62,734,774)
Net cash used in discontinued operations	0	0	(42,479,594)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,361,876	(284,819)	0
Net increase/(decrease) in cash, cash equivalents, and restricted cash	64,158,131	(32,284,149)	(31,406,273)
Cash, cash equivalents and restricted cash at the beginning of the period	88,616,998	120,901,147	152,307,420
Cash, cash equivalents and restricted cash at the end of the period	152,775,129	88,616,998	120,901,147
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	151,775,129	87,896,786	111,383,645
Restricted cash, current	0	0	2,327,502
Restricted cash, non-current	1,000,000	0	7,190,000
Cash and cash equivalents included in assets held for sale	0	720,212	0
Cash, cash equivalents and restricted cash at the end of the period	152,775,129	88,616,998	120,901,147
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	3,132,785	3,200,464	10,153,448
Cash paid for income taxes, net of refunds	7,152,131	33,048	0
Cash paid for withholding taxes	542,765	0	0
Unpaid capital raising costs (included in Accounts payable and Accrued Liabilities)	5,000	0	34,000
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	13,379	143,709	0
Unpaid deferred dry-dock costs (included in Accounts payable and Accrued liabilities)	327,302	0	0
Unpaid deferred financing costs	0	110,000	0
Dividend declared but unpaid	1,069,444	687,500	541,666
Deemed dividend on Series D Preferred Shares	3,005,817	606,444	196,296
Deemed contribution from Series D preferred shareholders	0	22,437,675	0
Deemed dividend on Series E Preferred Shares	168,629	0	0
Deemed dividend on warrants repurchase	0	0	444,885
Net assets of Toro (discontinued operations)	0	0	37,919,432
Series D Preferred Stock [Member]
Cash flows provided by / (used in) Financing Activities of Continuing Operations:
Gross proceeds from Preferred Shares	0	50,000,000	50,000,000
Preferred Shares issuance expenses	0	(10,000)	(146,807)
Dividends paid on Preferred Shares	(4,597,222)	(2,500,000)	(479,167)
Series E Preferred Stock [Member]
Cash flows provided by / (used in) Financing Activities of Continuing Operations:
Gross proceeds from Preferred Shares	60,000,000	0	0
Preferred Shares issuance expenses	(39,500)	0	0
Dividends paid on Preferred Shares	$ (313,712)	$ 0	$ 0